VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.13

Client LN	SitusAMC ID	Edgar Loan ID	Address	City	ST	Zip	Trade	Origination Balance	Origination Date	Unique Exception ID	Exception Grade	Raw Exception Grade	Exception Category	Exception Subcategory	Exception Type	SOL Expired	SOL Expiration Date	Title Policy	Title Policy Insurer	Title Policy Effective Date	Title Policy Exception	Paid on HUD	CBR Status	Borrower Vested on Title Policy	Lien Amount	Accrual Rate	Lienholder	Recording Date	Additional Exception Information
XXXX	XXXX	2024-4100204	XXXX	XXXX	GA	XXXX	VCC / Title Review / Bulk / 03.11.2024 / 2024-2	$XXXX	XX/XX/XXXX	30170526	3	3	Title Diligence	Tax Status	Delinquent Property Taxes										$37.77				Delinquent Property Taxes - Annual County Taxes for are Delinquent IOA $37.77 as of 03/14/2024.
XXXX	XXXX	2024-4100204	XXXX	XXXX	GA	XXXX	VCC / Title Review / Bulk / 03.11.2024 / 2024-2	$XXXX	XX/XX/XXXX	30246106	2	2	Title Diligence	Lien Priority	Prior Mortgage - Title Policy Coverage	No		Final	XXXX	12/05/2022	No	UTD	UTD		$XXXX		XXXX	XX/XX/XXXX	Prior Mortgage - Title Policy Coverage - This Prior Mortgage was recorded on 08/23/2013 by XXXX, a Georgia corporation IAO $XXXX. Covered by Title Policy.
XXXX	XXXX	2024-4100001	XXXX	XXXX	CO	XXXX	VCC / Title Review / Bulk / 07.10.2024 / 2024-4	$XXXX	XX/XX/XXXX	31099882	2	2	Title Diligence	Subordinate Lien	Subordinate Liens/Judgments														Subordinate Liens/Judgments - Subordinate Liens/Judgments were identified totaling $0.00